COMMON STOCK PURCHASE WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common Stock Purchase Warrants
COMMON STOCK PURCHASE WARRANTS

NOTE 11. COMMON STOCK PURCHASE WARRANTS

2023 Purchase Warrants

On April 5, 2023, the Company issued warrants to purchase a total of 1,125,000 shares of Common Stock. The warrant terms provide for net cash settlement outside the control of the Company under certain circumstances. As such, the Company is required to treat these warrants as derivative liabilities which are valued at their estimated fair value at their issuance date and at each reporting date with any subsequent changes reported in the consolidated statements of operations as the change in fair value of warrant derivative liabilities. Furthermore, the Company re-values the fair value of warrant derivative liability as of the date the warrant is exercised with the resulting warrant derivative liability transitioned to change in fair value of warrant derivative liabilities through the consolidated statement of operations.

The Company has utilized the following assumptions in its Black-Scholes option valuation model to calculate the estimated fair value of the warrant derivative liability relative to the 2023 Purchase Warrants as of their date of issuance and as of September 30, 2024:

	Issuance date assumptions	September 30, 2024 assumptions
Volatility - range	106.0%	106.6%
Risk-free rate	3.36%	3.58%
Dividend	0%	0%
Remaining contractual term	5.0 years	3.5 years
Exercise price	$5.50 - 7.50	$5.50 - 7.50
Common stock issuable under the warrants	1,125,000	1,125,000

2024 Purchase Warrants

On June 25, 2024, the Company issued Series A and prefunded warrants to purchase a total of 1,768,227 shares of Common Stock along with the sale of common stock. The Company also issued Series B Warrants that will be exercisable at any time or times on or after the date Stockholder Approval is obtained. Both the Series A and Series B warrants have reset provisions that are activated upon the date Stockholder Approval is obtained. See Note 16. Subsequent Events for further information on such reset provisions. The warrant terms provide for net cash settlement outside the control of the Company under certain circumstances. As such, the Company is required to treat these warrants as derivative liabilities which are valued at their estimated fair value at their issuance date and at each reporting date with any subsequent changes reported in the consolidated statements of operations as the change in fair value of warrant derivative liabilities. Furthermore, the Company re-values the fair value of warrant derivative liability as of the date the warrant is exercised with the resulting warrant derivative liability transitioned to change in fair value of warrant derivative liabilities through the consolidated statement of operations.

During the three and nine months ended September 30, 2024, the prefunded warrants to purchase 573,008 shares of common stock were fully exercised.

The Company has utilized the following assumptions in its Black-Scholes option valuation model to calculate the estimated fair value of the derivative liability relative to the 2024 Purchase Warrants as of their date of issuance and as of September 30, 2024:

	Issuance date assumptions	September 30, 2024 assumptions
Volatility - range	72.1 - 101.1%	106.6%
Risk-free rate	4.25 - 5.46%	3.58%
Dividend	0%	0%
Remaining contractual term	0.1 - 5.0 years	4.7 years
Exercise price	$2.51	$2.51
Common stock issuable under the warrants	1,768,227	1,195,219

The following table summarizes information about shares issuable under all warrants outstanding during the nine months ended September 30, 2024:

	Warrants	Weighted average exercise price
Vested Balance, December 31, 2023	1,125,000	$6.50
Granted	1,768,227	2.51
Exercised	(573,008)	(2.51)
Forfeited/cancelled	-	-
Vested Balance, September 30, 2024	2,320,219	$4.44

The total intrinsic value of all outstanding warrants aggregated $-0- as of September 30, 2024. The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants to purchase shares of common stock as of September 30, 2024:

	Outstanding and exercisable warrants
Exercise price	Number of warrants	Weighted average remaining contractual life
$5.50	375,000	3.5 years
$6.50	375,000	3.5 years
$7.50	375,000	3.5 years
$2.51	1,195,219	4.7 years

	2,320,219	4.1 years

NOTE 17. COMMON STOCK PURCHASE WARRANTS

2021 Purchase Warrants

The Company has issued Common Stock purchase warrants in conjunction with various debt and equity issuances. The warrants are either immediately exercisable or have a delayed initial exercise date, no more than nine months from their respective issue date and allow the holders to purchase up to 1,148,286 shares of common stock at $5.50 to $52.00 per share as of December 31, 2023. The warrants expire from July 31, 2023 through April 5, 2028 and under certain circumstances allow for cashless exercise.

On January 14, 2021 and February 1, 2021, the Company issued warrants to purchase a total of 2,127,500 shares of Common Stock. The warrant terms provide for net cash settlement outside the control of the Company under certain circumstances in the event of tender offers. As such, the Company is required to treat these warrants as derivative liabilities which are valued at their estimated fair value at their issuance date and at each reporting date with any subsequent changes reported in the consolidated statements of operations as the change in fair value of warrant derivative liabilities. Furthermore, the Company re-values the fair value of warrant derivative liability as of the date the warrant is exercised with the resulting warrant derivative liability transitioned to change in fair value of warrant derivative liabilities through the consolidated statement of operations.

On August 19, 2021, the Company entered into a Warrant Exchange Agreement (the “Exchange Agreement”) with the Investors cancelling February Warrants exercisable for an aggregate of 384,077 shares of Common Stock in consideration for its issuance of (i) new warrants (the “Exchange Warrants”) to the Investors exercisable for an aggregate of up to 384,077 shares of Common Stock. The Company also issued warrants (the “Replacement Original Warrants”) replacing the February Warrants for the remaining shares of Common Stock exercisable thereunder, representing an aggregate of 330,923 shares of Common Stock, and extended the expiration date of the February Warrants to September 18, 2026. The Exchange Warrants provide for an initial exercise price of $65.00 per share, subject to customary adjustments thereunder, and are immediately exercisable upon issuance for cash and on a cashless basis. On the date of the exchange, the Company calculated the fair value, using the Black-Scholes method, of the cancelled February Warrants and the newly issued Exchange Warrants, the difference in fair value measurement of the respective warrants was attributed to warrant modification expense in the consolidated statement of operations.

On August 23, 2022, the Company entered into Warrant Exchange Agreements (the “Warrant Exchange Agreements”) with certain investors (the “Investors”), pursuant to which the Company agreed to issue to the Investors an aggregate of 303,750 shares of Common Stock in exchange for the cancellation by the Investors of the January Warrants, the Exchange Warrants and the Replacement Originals Warrants. On the date of the exchange, the Company calculated the fair value of the issuance of shares of common stock pursuant to the Warrant Exchange Agreements, attributing that value to common stock and additional paid in capital. The remaining value of the warrant derivative liability was attributed to an income from change in fair market value of warrant derivative liabilities and gain on extinguishment of warrant derivative liabilities in the consolidated statement of operations. On the date of the Warrant Exchange Agreement, using the Black-Scholes method, the fair value of the warrant derivative liability was $8.1 million, compared to $9.3 million at June 30, 2022, resulting in income from change in fair market value of warrant derivative liabilities of $1.2 million during the year ended December 31, 2022. Further, the value of the issued shares of Common Stock was $4.5 million, applied to additional paid in capital, resulting in a gain on the extinguishment of warrant derivative liabilities of $3.6 million during the year ended December 31, 2022.

Terms at August 23, 2022
Volatility - range	103.7%
Risk-free rate	3.17 - 3.36%
Dividend	0%
Remaining contractual term	3.4 - 4.1 years
Exercise price	$65.00
Common stock issuable under the warrants	1,215,000

Fluctuations in the Company’s stock price are a primary driver for the changes in the derivative valuations during each reporting period. As the stock price increases for each of the related derivative instruments, the value to the holder of the instrument generally increases, therefore increasing the liability on the Company’s balance sheet. Additionally, stock price volatility is one of the significant unobservable inputs used in the fair value measurement of each of the Company’s derivative instruments. The simulated fair value of these liabilities is sensitive to changes in the Company’s expected volatility. Increases in expected volatility would generally result in higher fair value measurement. A 10% change in pricing inputs and changes in volatilities and correlation factors would not result in a material change in our Level 3 fair value.

2023 Purchase Warrants

On April 5, 2023, the Company issued warrants to purchase a total of 1,125,000 shares of Common Stock. The warrant terms provide for net cash settlement outside the control of the Company under certain circumstances. As such, the Company is required to treat these warrants as derivative liabilities which are valued at their estimated fair value at their issuance date and at each reporting date with any subsequent changes reported in the consolidated statements of operations as the change in fair value of warrant derivative liabilities. Furthermore, the Company re-values the fair value of warrant derivative liability as of the date the warrant is exercised with the resulting warrant derivative liability transitioned to change in fair value of warrant derivative liabilities through the consolidated statement of operations.

The Company has utilized the following assumptions in its Black-Scholes option valuation model to calculate the estimated fair value of the warrant derivative liabilities as of their date of issuance and as of December 31, 2023:

	Issuance date assumptions	December 31, 2023 assumptions
Volatility - range	106.0%	$105.4%
Risk-free rate	3.36%	3.84%
Dividend	0%	0%
Remaining contractual term	5.0 years	4.3 years
Exercise price	5.50 - 7.50	5.50 - 7.50
Common stock issuable under the warrants	1,125,000	1,125,000

The following table summarizes information about shares issuable under warrants outstanding during the years ended December 31, 2023 and 2022:

	Warrants	Weighted average exercise price
Vested Balance, January 1, 2022	1,300,430	$64.80
Granted	-	-
Exercised	-	-
Cancelled	(1,232,971)	(65.08)
Vested Balance, December 31, 2022	67,459	$60.26

	Warrants	Weighted average exercise price
Vested Balance, January 1, 2023	67,459	$60.26
Granted	1,125,000	6.50
Exercised	-	-
Forfeited/cancelled	(67,459)	(60.26)
Vested Balance, December 31, 2023	1,125,000	$6.50

The total intrinsic value of all outstanding warrants aggregated $-0- as of December 31, 2023 and 2022, and the weighted average remaining term was 51.2 and 3.9 months as of December 31, 2023 and 2022, respectively.

The following table summarizes the range of exercise prices and weighted average remaining contractual life for outstanding and exercisable warrants to purchase shares of common stock as of December 31, 2023:

	Outstanding and exercisable warrants
Exercise price	Number of warrants	Weighted average remaining contractual life
$5.50	375,000	4.3 years
$6.50	375,000	4.3 years
$7.50	375,000	4.3 years

	1,125,000	4.3 years